Pensions and Other Employee Benefits - Net Loss and Prior Service Cost Balances in Accumulated Other Comprehensive Loss Account (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	$ 425	$ 1,146
Prior service cost (credit)	1	(12)
Total amount recognized	426	1,134
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	(9)	21
Prior service cost (credit)	(8)	(10)
Total amount recognized	$ (17)	$ 11